Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Assets Held for Sale
ASSETS CLASSIFIED AS HELD FOR SALE

Million US dollar	31 December 2019	31 December 2018
Balance at the end of previous year	39	133
Reclassified to assets held for sale in the period	9 692	35
Disposals	(59)	(128)
Effect of movements in foreign exchange	341	(1)
Balance at the end of year	10 013	39

Summary of Liabilities Associated With Assets Held for Sale
LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE

Million US dollar	31 December 2019	31 December 2018
Balance at the end of previous year	—	—
Reclassified to liabilities associated with assets held for sale	1 106	—
Effect of movements in foreign exchange	39
Balance at the end of year	1 145	—

Summary of Assets And Liabilities Of Disposal Groups Held For Sale
Assets and liabilities relating to the Australian operations have been classified as held for sale on the consolidated statement of financial position as at 31 December 2019. The relevant assets and liabilities are detailed in the table below:

Million US dollar	31 December 2019
Assets
Property, plant and equipment	625
Goodwill and intangible assets	9 030
Other assets	310
Assets classified as held for sale	9 965
Liabilities
Trade and other payables	659
Deferred tax liabilities	380
Other liabilities	106
Liabilities associated with assets held for sale	1 145

Summary of Results From Discontinued Operations
The following table summarizes the results of the Australian operations included in the consolidated income statements and presented as discontinued operations:

For the twelve-month period ended 31 December Million US dollar	2019	2018 restated	2017 restated
Revenue	1 394	1 577	1 585
Profit from operations	632	775	764
Profit from discontinued operations	424	531	532

Summary of Cash Flow From Discontinued Operations
Cash flows attributable to the operating, investing and financing activities of the Australian operations are summarized as follows:

For the twelve-month period ended 31 December Million US dollar	2019	2018 restated	2017 restated
Cash flow from operating activities	640	883	858
Cash flow from investing activities	(77)	(109)	(10)
Cash flow from financing activities	(24)	(19)	(21)
Net increase in cash and cash equivalents	539	755	827